Document and Entity Information	0 Months Ended
Oct. 31, 2014
Risk/Return:
Document Type	497
Document Period End Date	Oct. 31, 2014
Registrant Name	DREYFUS INVESTMENT FUNDS
Central Index Key	0000799295
Amendment Flag	false
Document Creation Date	Oct. 31, 2014
Document Effective Date	Oct. 31, 2014
Prospectus Date	Mar. 17, 2014
Dreyfus Diversified Emerging Markets Fund | Class I
Risk/Return:
Trading Symbol	SBCEX
Dreyfus Diversified Emerging Markets Fund | Class A
Risk/Return:
Trading Symbol	DBEAX
Dreyfus Diversified Emerging Markets Fund | Class C
Risk/Return:
Trading Symbol	DBECX
Dreyfus Diversified Emerging Markets Fund | Class Y
Risk/Return:
Trading Symbol	SBYEX